Derivatives - Summary of Cash Flows are Expected to Occur (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of future net cash flow [Line Items]
Cash inflows	€ 8,165	€ 6,299
Cash outflows	4	5
Net cash flows	8,160	6,294
Not later than 1 year [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	597	95
Net cash flows	597	95
1-5 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	928	321
Cash outflows	1	1
Net cash flows	927	320
Over 5 through 10 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	875	301
Cash outflows	3	3
Net cash flows	872	297
Over 10 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	5,764	5,582
Net cash flows	€ 5,764	€ 5,582